Taxation (Details) - Schedule of Deferred Tax Assets and Liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Deferred tax assets:
Allowances of credit losses		$ 790		$ 380
Operating lease liabilities		18,611
Deductible temporary difference related to advertising expenses		44,843		35,384
Net operating tax losses carried forward		49,581		48,642
Subtotal		113,825		84,406
Less: valuation allowance	¥ (94,975)	(94,975)	¥ (84,406)	(84,406)	¥ (65,235)	¥ (5,693)
Total deferred tax assets, net		18,850
Deferred tax liabilities:
Operating lease right-of-use assets		16,766
Total deferred tax liabilities		$ 16,766